16. COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Commitments And Contingencies Details Narrative
Operating Leases, Rent Expense	$ 713	$ 745	$ 1,481	$ 1,522